Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001043277
Registrant Name	C.H. Robinson Worldwide, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES